RELATED PARTY TRANSACTIONS	12 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 22 - RELATED PARTY TRANSACTIONS
The related party relationships and related party transactions are listed as follows:
Related party relationships

Name of related parties	Relationship with the Company
China Techenergy Co., Ltd. (“China Techenergy”)	40% owned by Beijing Hollysys

Beijing Hollysys Electric Motor Co., Ltd. (“Electric Motor”)	40% owned by Beijing Hollysys

Beijing Hollycon Medicine & Technology. Co., Ltd. (“Hollycon”)	30% owned by Hollysys Group Co., Ltd.(“Hollysys Group”)

Ningbo Hollysys Intelligent Technologies Co., Ltd. (“Ningbo Hollysys”)	40% owned by Hollysys Group

Beijing Hollysys Digital Technology Co., Ltd. (“Beijing Digital”)	25% owned by Beijing Hollysys Intelligent Technologies Co., Ltd. (“Hollysys Intelligent”)
Due from related parties

	June 30,
	2021	2022
China Techenergy	$19,241	$17,529
Ningbo Hollysys	11,190	286
Hollycon	64	15,066
Beijing Digital	—	257
Others	3	—
Allowance for credit losses	(2,255)	(5,778)

	$28,243	$27,360

An allowance for credit loss of US$2,255 and US$5,778
has been made as of June 30, 2021 and 2022, respectively. The Company has no fixed repayment terms for these related parties’ transactions.
Due to related parties

	June 30,
	2021	2022
China Techenergy	$1,028	$2,012
Ningbo Hollysys	529	4,285
Hollycon	23	1
Hunan LingXiang	81	—
Others	—	1

	$1,661	$6,299

Amounts due from and due to the related parties relating to the above transactions are unsecured, non-interest bearing and repayable on demand. The transactions occur in the course of the Company’s operations.

Transactions with related parties
Purchases of goods and services from
:

	Year ended June 30,
	2020	2021	2022
Ningbo Hollysys (i)	$1,838	$3,051	$1,164
Hollycon	—	7	569

	$1,838	$3,058	$1,733

(i)	The Company purchases products from Ningbo Hollysys which are used to provide an integrated automation and control system to its customers.
Sales of goods and integrated solutions to
:

	Year ended June 30,
	2020	2021	2022
China Techenergy (i)	$1,711	$8,458	$5,118
Hollycon (ii)	1,302	866	221
Ningbo Hollysys (ii)	179	308	967
HuNan LingXiang	38	—	—

	$3,230	$9,632	$6,306

(i)
The Company sells automation control systems to China Techenergy which is used for non-safety
operations control in the nuclear power industry. China Techenergy incorporates the Company’s non-safety
automation control systems with their proprietary safety automated control systems to provide an overall automation and control system for nuclear power stations in China. The Company is not a party to the integrated sales contracts executed between China Techenergy and its customers. The Company’s pro rata shares of the intercompany profits and losses are eliminated until realized through a sale to third party customers, as if China Techenergy is a consolidated subsidiary.

(ii)
The Company sells products to Hollycon and Ningbo Hollysys, which incorporate the Company’s product with their automated systems to provide an integrated automation and control system to their customers. The Company’s pro rata shares of the intercompany profits and losses are eliminated until realized through a sale to third party customers, as if Hollycon and Ningbo Hollysys are consolidated subsidiaries.

Other income from
:

	Year ended June 30,
	2020	2021	2022
Ningbo Hollysys (i)	$2,214	$2,281	$133
Hollycon (ii)	880	460	2,443
Beijing Digital	—	—	254
China Techenergy	1,122	—	—

	$4,216	$2,741	$2,830

(i)
The Company entered into an operating lease agreement with Ningbo Hollysys to lease part of a building in Beijing. The lease term is for one year from the commencement date of January 1, 2022 to December 31, 2022.

(ii)
The Company entered into an operating lease agreement with Hollycon to lease part of building located in Beijing. The lease term is for one year from the commencement date of January 1, 2022 to December 31, 2022.

Research and development
:

	Year ended June 30,
	2020	2021	2022
Ningbo Hollysys (i)	$655	$212	$208

(i)	The Company purchases research and development services from Ningbo Hollysys for research and development projects in the field of intelligent manufacturing.